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                           JPMORGAN U.S. EQUITY FUNDS
                          JPMORGAN CAPITAL GROWTH FUND
                        JPMORGAN DISCIPLINED EQUITY FUND
                            JPMORGAN DIVERSIFIED FUND
                         JPMORGAN DYNAMIC SMALL CAP FUND
                           JPMORGAN EQUITY GROWTH FUND
                           JPMORGAN EQUITY INCOME FUND
                         JPMORGAN GROWTH AND INCOME FUND
                          JPMORGAN MID CAP GROWTH FUND
                           JPMORGAN MID CAP VALUE FUND
                         JPMORGAN SMALL CAP EQUITY FUND
                         JPMORGAN SMALL CAP GROWTH FUND
                            JPMORGAN U.S. EQUITY FUND
                        JPMORGAN VALUE OPPORTUNITIES FUND
                          JPMORGAN MID CAP EQUITY FUND

                          JPMORGAN INTERNATIONAL FUNDS
                        JPMORGAN FLEMING ASIA EQUITY FUND
                  JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
                         JPMORGAN FLEMING EUROPEAN FUND
                   JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
                JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
                    JPMORGAN FLEMING INTERNATIONAL VALUE FUND
                           JPMORGAN FLEMING JAPAN FUND
                      JPMORGAN GLOBAL STRATEGIC INCOME FUND
                   JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
              JPMORGAN FLEMING INTERNATIONAL SMALL CAP EQUITY FUND

                              JPMORGAN INCOME FUNDS
                               JPMORGAN BOND FUND
                              JPMORGAN BOND FUND II
                      JPMORGAN GLOBAL STRATEGIC INCOME FUND
                          JPMORGAN SHORT TERM BOND FUND
                        JPMORGAN SHORT TERM BOND FUND II
                         JPMORGAN STRATEGIC INCOME FUND
                       JPMORGAN U.S. TREASURY INCOME FUND
                          JPMORGAN ENHANCED INCOME FUND

                             JPMORGAN TAX FREE FUNDS
                          JPMORGAN CALIFORNIA BOND FUND
                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND
               JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                          JPMORGAN TAX FREE INCOME FUND

                            JPMORGAN TAX AWARE FUNDS
                     JPMORGAN TAX AWARE ENHANCED INCOME FUND
                       JPMORGAN TAX AWARE U.S. EQUITY FUND
               JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
           JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

                            JPMORGAN SPECIALTY FUNDS
                             JPMORGAN GLOBAL 50 FUND
                            JPMORGAN HEALTHCARE FUND
                          JPMORGAN MARKET NEUTRAL FUND

                     JPMORGAN VALUE OPPORTUNITIES FUND INC.


                         SUPPLEMENT DATED JULY 21, 2003
                               TO THE PROSPECTUSES
                                (CLASS A SHARES)

     The sentence under the chart entitled "Total Sales Charge" in the section "How Your Account Works" for all Class A shares of each Fund of each Trust listed above, other than the JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II and JPMorgan Tax Aware Enhanced Income Fund, is hereby replaced in its entirety with the following:

     There is no sales charge for investments of $1 million or more in the Funds. However, any purchases of $1 million or more of Class A shares on which a commission was paid to broker-dealers will be subject to a contingent deferred sales charge ("CDSC") based on the lower of the cost of the shares being redeemed or their net asset value ("NAV") at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months there will be a CDSC of 1.00%, and if shares are held for 6 to 12 months there will be a CDSC of 0.75%.

     The "Shareholder Fees" charts in the forepart of the prospectuses are also hereby amended as though the disclosure above were set forth in a footnote to the "None" designation under Class A shares in the chart.

                                                                 SUP-ASHAREP-703
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                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                          J.P. MORGAN MUTUAL FUND GROUP
                   J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
                      J.P. MORGAN MUTUAL FUND SELECT GROUP
                      J.P. MORGAN MUTUAL FUND SELECT TRUST
                    J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
                     JP MORGAN VALUE OPPORTUNITIES FUND INC.

                         SUPPLEMENT DATED JULY 21, 2003
                   TO THE STATEMENTS OF ADDITIONAL INFORMATION
                                (CLASS A SHARES)

     The "Purchases, Redemptions and Exchanges" section for all Class A shares of each Fund of each Trust listed above, other than the JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II and JPMorgan Tax Aware Enhanced Income Fund, is hereby amended to add the following disclosure (and to replace any inconsistent disclosure):

     The Distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments. If shares are redeemed within 12 months of the purchase date, clients of broker-dealers that have received the commissions described above will be subject to a contingent deferred sales charge as follows: (i) 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for up to 6 months or (ii) 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if the shares are held for 6 to 12 months.

     The Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the broker-dealers that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption.

                                                                 SUP-ASHARES-703